Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2018
Disposal Groups, Including Discontinued Operations
Results of discontinued operations

Results of the discontinued operation

USD (In thousands)	2016	2017	2018
Operating loss of Xunlei Kankan	(243)	—	—
Operating income of web game business	8,034	7,538	139
Gain on disposal of web game business	—	—	1,394
Total income from discontinued operations before income tax	7,791	7,538	1,533
Xunlei Kankan - Income tax benefit	36	—	—
Web game business - Income tax expenses	(1,204)	(1,131)	(230)
Total income tax expense from discontinued operations	(1,168)	(1,131)	(230)
Total net profit from discontinued operations	6,623	6,407	1,303

Web Game Business [Member]
Disposal Groups, Including Discontinued Operations
Results of the discontinued operation

USD (In thousands)	2016	2017	2018
Revenues, net of rebates and discounts	15,981	11,428	656
Business taxes and surcharges	(25)	(27)	(1)
Net revenues	15,956	11,401	655
Cost of revenues	(391)	(522)	(16)
Gross profit	15,565	10,879	639
Operating expenses
Research and development expenses	(3,192)	(2,217)	(419)
Sales and marketing expenses	(4,180)	(1,025)	(63)
General and administrative expenses	(159)	(99)	(18)
Total operating expenses	(7,531)	(3,341)	(500)
Operating income	8,034	7,538	139
Income tax expenses	(1,204)	(1,131)	(230)
Gain on disposal of web game	—	—	1,394
Income from discontinued operations	6,830	6,407	1,303

Assets and liabilities of the discontinued operation

USD (In thousands)	2017	2018
Property and equipment, net	26	—
Total assets held for sale	26	—

Contract liabilities, current portion	822	—
Total liabilities held for sale	822	—

Cash flows generated from/ (used in) the discontinued operation

USD (In thousands)	2016	2017	2018
Net cash generated from operating activities	5,492	5,585	1,065
Net cash used in investing activities	(12)	(13)	—
Net cash used in financing activities	—	—	—
Net cash flow for the year	5,480	5,572	1,065

Xunlei Kankan [Member]
Disposal Groups, Including Discontinued Operations
Results of the discontinued operation

USD (In thousands)	2016	2017	2018
Revenues, net of rebates and discounts	—	—	—
Business taxes and surcharges	—	—	—
Net revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—
Operating expenses	—	—	—
Research and development expenses	5	—	—
Sales and marketing expenses	(27)	—	—
General and administrative expenses	(221)	—	—
Total operating expenses	(243)	—	—
Net gain from exchanges of content copyrights	—	—	—
Operating loss	(243)	—	—
Gain on disposal of Kankan	—	—	—
Income tax credit	36	—	—
Loss from discontinued operations	(207)	—	—

Cash flows used in the discontinued operation

USD (In thousands)	2016	2017	2018
Net cash used in operating activities	(215)	—	—
Net cash generated from investing activities	—	—	—
Net cash used in financing activities	—	—	—
Net cash flow for the year	(215)	—	—